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Schedule of Investments
(unaudited)
Putnam Floating Rate Income Fund 2
Notes to Schedule of Investments 14

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2026
Putnam Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 7.3%
Building Products 0.8%
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,000,000 $ 2,110,015
Capital Markets 0.5%
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 1,500,000 1,504,602
Consumer Finance 0.3%
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 900,000 946,207
Entertainment 0.3%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 900,000 926,626
Ground Transportation 0.2%
a
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 500,000 517,961
Hotels, Restaurants & Leisure 0.3%
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 980,000 967,323
Household Durables 0.4%
a
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 1,000,000 1,044,722
Insurance 0.4%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,000,000 999,577
Media 1.2%
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,215,000 1,249,931
a
Univision Communications, Inc. ,
Senior Secured Note, 144A, 7.375%, 6/30/30 ............ United States 1,500,000 1,494,980
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 550,000 548,458
3,293,369
Metals & Mining 0.2%
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 587,000 603,545
Mortgage Real Estate Investment Trusts (REITs) 0.7%
a
Starwood Property Trust, Inc. , Senior Note , 144A, 6.5% , 7/01/30 United States 2,000,000 2,048,404
Oil, Gas & Consumable Fuels 0.4%
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 1,000,000 1,022,654
Passenger Airlines 0.8%
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,000,000 2,110,970
Software 0.4%
a
Central Parent, Inc. / CDK Global, Inc. , Senior Secured Note ,
144A, 7.25% , 6/15/29 ............................... United States 2,000,000 1,060,000
Trading Companies & Distributors 0.4%
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 1,225,828
Total Corporate Bonds (Cost $20,871,548) ....................................
20,381,803

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 86.7%
b
Aerospace & Defense 1.5%
Goat Holdco LLC, First Lien, CME Term Loan, B, 6.12%, (1-month
SOFR + 2.5%), 1/27/32 ............................. United States 1,334,944 $ 1,338,074
TransDigm, Inc., First Lien, CME Term Loan, J, 6.152%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 2,275,395 2,283,814
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan, 5.902%, (1-month SOFR + 2.25%), 12/06/30 ........ United States 482,636 484,325
4,106,213
a a a a a a
Air Freight & Logistics 0.6%
b
Rand Parent LLC, First Lien, CME Term Loan, B, 6.7%, (3-month
SOFR + 3%), 3/18/30 ............................... United States 1,781,134 1,787,590
b
Automobile Components 1.9%
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.381%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 936,455 938,993
DexKo Global, Inc., First Lien, Refinancing 2026 CME Term Loan,
8.663%, (3-month SOFR + 5%), 10/06/31 ................ United States 2,172,999 2,132,266
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.163%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 1,006,177 984,323
c
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan, PIK, 13.645%, (1-month SOFR +
10%), 6/29/26 .................................... United States 132,524 31,364
c
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
PIK, 14.264%, (1-month SOFR + 10.615%), 3/30/28 ........ United States 2,225,672 2,382
LCI Industries, First Lien, 2025 CME Term Loan, B, 5.87%,
(1-month SOFR + 2.25%), 3/25/32 ..................... United States 990,019 991,256
5,080,584
a a a a a a
Automobiles 0.8%
b
American Trailer World Corp., First Lien, CME Term Loan, B,
7.47%, (1-month SOFR + 3.75%), 3/03/28 ............... United States 3,110,850 2,214,318
b
Beverages 0.0%
†
Naked Juice LLC, First Lien, 2nd Out CME Term Loan, 7.05%,
(3-month SOFR + 3.25%), 1/24/29 ..................... United States 69,300 46,793
c
Naked Juice LLC, First Lien, 3rd Out CME Term Loan, PIK, 4.8%,
(3-month SOFR + 1%), 1/24/30 ....................... United States 293,618 95,009
141,802
a a a a a a
Biotechnology 0.1%
b
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.7%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 362,508 363,798
Broadline Retail 0.4%
b
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.2%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 1,234,375 1,239,312
b
Building Products 3.3%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 6.402%, (1-month SOFR + 2.75%), 9/08/32 . United States 2,873,287 2,880,327
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B, 7.024%, (3-month SOFR + 3.25%), 4/12/28 ....... United States 1,308,148 784,235
Janus International Group LLC, First Lien, 8th Amendment CME
Term Loan, 5.648%, (1-month SOFR + 2%), 8/05/30 ....... United States 1,763,200 1,768,437
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1, 5.87%,
(1-month SOFR + 2.25%), 4/14/31 ..................... United States 1,470,753 1,473,540
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.902%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 748,111 749,248

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Building Products (continued)
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.62%, (1-month SOFR + 3%), 3/30/29 ............. United States 278,912 $ 279,785
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan, 6.663%, (3-month SOFR + 3%), 3/02/28 ............ United States 1,299,630 1,303,613
9,239,185
a a a a a a
b
Capital Markets 3.3%
Aretec Group, Inc., First Lien, CME Term Loan, B4, 6.62%,
(1-month SOFR + 3%), 8/09/30 ....................... United States 2,195,515 2,176,304
Celestial-Saturn Parent, Inc., Second Lien, Initial CME Term Loan,
10.235%, (1-month SOFR + 6.5%), 6/04/29 .............. United States 2,500,000 2,487,500
Dragon Buyer, Inc., First Lien, CME Term Loan, 6.45%, (3-month
SOFR + 2.75%), 9/30/31 ............................ United States 1,490,566 1,333,311
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 1,071,558 1,066,903
Nexus Buyer LLC, First Lien, Initial CME Term Loan, 7.12%,
(1-month SOFR + 3.5%), 7/31/31 ...................... United States 1,984,962 1,955,813
9,019,831
a a a a a a
b
Chemicals 4.9%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.413%,
(3-month SOFR + 2.75%), 9/09/31 ..................... United States 987,500 992,645
Geon Performance Solutions LLC, First Lien, Initial CME Term
Loan, 8.211%, (3-month SOFR + 4.25%), 8/18/28 ......... United States 956,475 887,131
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.19%, (1-month SOFR + 7.438%), 3/15/30 ............. United States 1,375,882 1,285,590
Indicor LLC, First Lien, Dollar CME Term Loan, E, 6.2%, (3-month
SOFR + 2.5%), 11/22/29 ............................ United States 975,224 978,574
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
5.62%, (1-month SOFR + 2%), 11/26/31 ................. United States 1,097,113 1,101,227
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 6.938%, (6-month SOFR + 3.25%), 4/03/28 .. Netherlands 1,414,107 1,417,204
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 6.937%, (6-month SOFR + 3.25%), 4/03/28 .. Netherlands 733,233 734,725
Olympus Water US Holding Corp., First Lien, 6 Dollar CME Term
Loan, B6, 6.7%, (3-month SOFR + 3%), 6/23/31 ........... United States 2,239,217 2,236,418
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.413%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 1,080,432 1,088,703
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan, 5.95%,
(3-month SOFR + 2.25%), 4/04/29 ..................... United States 1,957,725 1,707,068
WR Grace Holdings LLC, First Lien, CME Term Loan, B1, 6.7%,
(3-month SOFR + 3%), 8/19/32 ....................... United States 742,444 742,444
13,171,729
a a a a a a
b
Commercial Services & Supplies 4.4%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 6.902%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 1,000,900 1,005,714
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan, 5.561%, (12-month SOFR + 1.75%), 5/16/33 ........ United States 393,701 394,977
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1, 6.152%, (1-month SOFR + 2.5%), 5/17/28 ....... Ireland 303,835 304,974
Enviri Corp., First Lien, Term Loan, B3, 6.431%, (1-month SOFR
+ 2.25; PRIME + 1.25), 6/09/28 ....................... United States 1,905,000 1,905,400
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.419%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 1,054,834 1,056,944

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Commercial Services & Supplies (continued)
HNI Corp., First Lien, Initial CME Term Loan, B, 5.639%, (1-month
SOFR + 2%), 12/10/32 .............................. United States 498,750 $ 499,531
Latham Pool Products, Inc., First Lien, Initial CME Term Loan,
7.47%, (1-month SOFR + 3.75%), 2/23/29 ............... United States 2,473,164 2,469,034
MillerKnoll, Inc., First Lien, 2026 CME Term Loan, B, 5.62%,
(1-month SOFR + 2%), 8/09/32 ....................... United States 895,506 894,668
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B, 8.769%, (3-month SOFR + 5%), 2/03/33 .............. United States 2,000,000 1,981,090
OPENLANE, Inc., First Lien, 2025 Incremental CME Term Loan,
6.148%, (3-month SOFR + 2.5%), 10/08/32 .............. United States 1,197,000 1,204,481
Prometric Holdings, Inc., First Lien, Initial CME Term Loan,
7.37%, (1-month SOFR + 3.75%), 6/25/32 ............... United States 621,875 623,274
12,340,087
a a a a a a
Communications Equipment 0.4%
b
Viasat, Inc., First Lien, Initial CME Term Loan, 8.223%, (1-month
SOFR + 4.5%), 3/02/29 ............................. United States 964,912 971,425
b
Construction & Engineering 0.8%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.163%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 1,366,462 1,125,794
Chromalloy Corp., First Lien, CME Term Loan, 6.932%, (3-month
SOFR + 3.25%), 3/27/31 ............................ United States 736,875 740,254
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan, 6.12%, (1-month SOFR + 2.5%), 11/03/31 .......... United States 284,370 286,266
2,152,314
a a a a a a
b
Containers & Packaging 1.4%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.87%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 1,560,108 1,478,304
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.149%, (1-month SOFR + 3.5%), 4/15/30 ...... United States 1,446,898 1,426,200
Plastipak Packaging, Inc., First Lien, CME Term Loan, B, 6.12%,
(1-month SOFR + 2.5%), 9/24/32 ...................... United States 398,000 398,102
Pregis TopCo LLC, First Lien, Tenth Amendment CME Term Loan,
7.402%, (1-month SOFR + 3.75%), 2/01/29 .............. United States 938,025 943,972
4,246,578
a a a a a a
b
Distributors 2.1%
Core & Main LP, First Lien, CME Term Loan, D, 5.656%, (3-month
SOFR + 2%), 7/27/28 ............................... United States 1,228,548 1,231,877
Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 7.652%,
(1-month SOFR + 4%), 5/21/32 ....................... United States 1,990,000 1,993,731
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.7%, (3-month SOFR + 4%), 11/30/30 ............. United States 1,725,695 1,661,577
Windsor Holdings III LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 6.37%, (1-month SOFR + 2.75%), 8/01/30 ........ United States 975,206 974,474
5,861,659
a a a a a a
b
Diversified Consumer Services 1.4%
Anticimex Global AB, First Lien, CME Term Loan, B8, 6.9%, (1-
day SOFR + 2.9%), 11/17/31 ......................... Sweden 377,858 379,611
Ascend Learning LLC, First Lien, Initial CME Term Loan, 6.62%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 1,942,261 1,919,498

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Diversified Consumer Services (continued)
HomeServe USA Corp., First Lien, Amendment No. 1 Refinancing
CME Term Loan, 5.603%, (1-month SOFR + 2%), 10/21/30 .. United Kingdom 980,000 $ 980,073
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan, 6.669%, (6-month SOFR + 3%),
5/04/28 ......................................... United States 876,106 877,075
4,156,257
a a a a a a
b
Electric Utilities 0.7%
Alpha Generation LLC, First Lien, CME Term Loan, B, 5.457%,
(12-month SOFR + 1.75%), 5/31/33 .................... United States 2,000,000 2,000,010
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
B, 6.38%, (3-month SOFR + 2.75%), 5/17/32 ............. United States 79,190 79,668
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
C, 6.38%, (3-month SOFR + 2.75%), 5/17/32 ............. United States 5,150 5,182
2,084,860
a a a a a a
b
Electronic Equipment, Instruments & Components 0.4%
Ingram Micro, Inc., First Lien, CME Term Loan, B2, 5.935%,
(3-month SOFR + 2.25%), 9/22/31 ..................... United States 600,397 603,399
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B,
5.652%, (1-month SOFR + 2%), 3/17/32 ................ United States 180,013 180,800
Project Aurora US Finco, Inc., First Lien, CME Term Loan, B2,
6.45%, (3-month SOFR + 2.75%), 12/06/32 .............. United States 355,193 357,116
1,141,315
a a a a a a
b
Entertainment 0.6%
d
Discovery Global Holdings, Inc., First Lien, CME Term Loan, B,
6.241%, (12-month SOFR + 2.5%), 6/30/33 .............. United States 1,022,622 1,025,659
d
OAK-Eagle Acquireco, Inc., First Lien, CME Term Loan, B1,
6.967%, (12-month SOFR + 3.5%), 3/23/33 .............. United States 625,000 627,759
1,653,418
a a a a a a
b
Financial Services 3.9%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.38%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 1,492,500 1,493,224
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.37%, (1-month SOFR + 1.75%), 11/05/32 ...... United States 1,061,170 1,063,256
Greystone Select Financial LLC, First Lien, Initial CME Term
Loan, 8.925%, (3-month SOFR + 5%), 6/16/28 ............ United States 1,407,692 1,394,784
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.103%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 1,995,000 1,994,571
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 6.12%, (1-month SOFR + 2.5%), 11/17/31 ....... United States 1,980,038 1,972,919
Red Planet Borrower LLC, First Lien, Initial CME Term Loan,
7.62%, (1-month SOFR + 4%), 9/08/32 ................. United States 1,291,774 1,294,603
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.195%, (6-month SOFR + 2.5%), 10/07/32 .............. Luxembourg 875,000 873,635
WEX, Inc., First Lien, CME Term Loan, B3, 5.37%, (1-month
SOFR + 1.75%), 3/05/32 ............................ United States 748,111 748,055
10,835,047
a a a a a a
Food Products 0.1%
b
Saratoga Food Specialties LLC, First Lien, Additional CME Term
Loan, 7, 6.925%, (3-month SOFR + 3.25%), 3/12/29 ....... United States 330,000 331,650

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Ground Transportation 1.3%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.45%, (3-month SOFR + 1.75%), 4/10/31 ............... United States 620,550 $ 620,466
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.87%, (1-month SOFR + 3.25%), 1/25/29 ....... United States 2,977,273 2,977,273
c
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 5.461%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 373,584 40,155
3,637,894
a a a a a a
b
Health Care Equipment & Supplies 1.8%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.37%, (1-month SOFR + 3.75%), 1/15/31 .......... United States 3,110,271 3,127,378
Hologic, Inc., First Lien, CME Term Loan, B, 5.924%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 2,000,000 1,982,240
5,109,618
a a a a a a
b
Health Care Providers & Services 3.6%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 7.888%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 977,588 977,993
Concentra Health Services, Inc., First Lien, CME Term Loan, B1,
5.652%, (1-month SOFR + 2%), 7/28/31 ................ United States 987,525 993,287
Covetrus, Inc., First Lien, Initial CME Term Loan, 8.7%, (3-month
SOFR + 5%), 10/15/29 .............................. United States 967,557 935,410
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan, 7.913%, (3-month SOFR + 4.25%), 3/26/29 ..... United States 1,488,402 1,455,843
Global Medical Response, Inc., First Lien, Initial CME Term Loan,
6.848%, (1-month SOFR + 3.25%), 10/01/32 ............. United States 755,952 760,276
LifePoint Health, Inc., First Lien, CME Term Loan, B1, 7.423%,
(3-month SOFR + 3.75%), 5/19/31 ..................... United States 1,479,249 1,469,227
PAREXEL International Corp., First Lien, Seventh Amendment
CME Term Loan, 6.12%, (1-month SOFR + 2.5%), 12/12/31 .. United States 1,287,825 1,291,450
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.12%, (1-month SOFR + 2.5%), 12/19/30 ...... United States 1,960,188 1,968,322
9,851,808
a a a a a a
b
Hotels, Restaurants & Leisure 4.7%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.902%, (1-month SOFR + 2.25%), 2/06/30 ... United States 1,620,000 1,575,450
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.87%, (1-month SOFR + 3.25%), 1/29/29 ............... United States 1,923,280 1,919,501
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.45%, (3-month SOFR + 1.75%), 12/02/30 ....... Ireland 393,955 391,656
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.37%, (1-month SOFR + 3.75%), 1/28/32 ............... United States 1,699,782 1,677,626
Golden State Foods LLC, First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 12/04/31 ..................... United States 557,924 561,045
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.437%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 611,658 597,895
Horizon US Finco LP, First Lien, CME Term Loan, B, 8.413%,
(3-month SOFR + 4.75%), 10/31/31 .................... United States 1,774,071 1,649,221
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.108%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 942,703 945,927
Light & Wonder International, Inc., First Lien, CME Term Loan,
B3, 5.579%, (1-month SOFR + 2%), 4/16/29 ............. United States 2,425,639 2,434,736

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., First Lien, CME Term
Loan, B3, 5.62%, (1-month SOFR + 2%), 12/04/31 ......... United States 980,063 $ 971,487
12,724,544
a a a a a a
Household Durables 1.0%
b
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.7%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 2,632,393 2,635,420
b
Household Products 0.7%
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.579%, (1-month SOFR + 2%), 3/19/32 ................ United States 266,278 266,944
Lavender Dutch BorrowerCo BV, First Lien, USD CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 12/30/32 ....... Netherlands 1,697,872 1,694,162
1,961,106
a a a a a a
b
Independent Power and Renewable Electricity Producers 0.9%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.37%, (1-month SOFR + 1.75%),
7/31/30 ......................................... United States 2,014,258 2,020,693
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.125%, (1-month SOFR + 2.5%), 12/15/31 ... United States 354,260 353,153
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
6.125%, (1-month SOFR + 2.5%), 11/25/32 .............. United States 295,845 294,472
2,668,318
a a a a a a
b
Insurance 2.1%
Acrisure LLC, First Lien, CME Term Loan, B6, 6.62%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 1,477,547 1,406,440
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.141%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 2,702,715 2,696,242
Jones DesLauriers Insurance Management, Inc., First Lien, 2026-
1 CME Term Loan, 6.663%, (3-month SOFR + 3%), 2/02/33 .. Canada 1,714,286 1,697,863
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan, 6.652%, (1-month SOFR + 3%), 7/02/31 ............ United States 134,353 133,211
5,933,756
a a a a a a
b
IT Services 2.8%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.2%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 1,184,461 1,184,538
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.638%, (1-month SOFR + 3%), 6/27/31 ................ United States 567,834 563,575
Genuine Financial Holdings LLC, First Lien, 2025 Replacement
CME Term Loan, 6.902%, (1-month SOFR + 3.25%), 9/27/30 . United States 1,473,788 1,413,363
Go Daddy Operating Co. LLC, First Lien, CME Term Loan, B7,
5.37%, (1-month SOFR + 1.75%), 5/30/31 ............... United States 748,096 739,258
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
7.902%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 1,626,261 1,578,620
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
7.87%, (1-month SOFR + 4.25%), 12/31/31 .............. United States 1,100,809 954,951
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.402%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 1,083,725 905,663
Tenable, Inc., First Lien, Initial CME Term Loan, 6.487%, (1-month
SOFR + 2.75%), 7/07/28 ............................ United States 478,750 478,750
7,818,718
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Leisure Products 1.6%
Fender Musical Instruments Corp., First Lien, Initial CME Term
Loan, 7.72%, (1-month SOFR + 4%), 12/01/28 ............ United States 1,857,909 $ 1,764,549
GBT US III LLC, First Lien, CME Term Loan, B2, 5.667%,
(3-month SOFR + 2%), 7/25/31 ....................... United States 987,500 989,045
Motion Finco SARL, First Lien, CME Term Loan, B3, 7.2%,
(3-month SOFR + 3.5%), 11/13/29 ..................... United Kingdom 1,960,348 1,682,224
4,435,818
a a a a a a
b
Machinery 0.7%
Pro Mach Group, Inc., First Lien, Amendment No. 6 CME Term
Loan, 6.37%, (1-month SOFR + 2.75%), 10/15/32 ......... United States 970,425 973,172
Terex Corp., First Lien, 2025 Refinancing CME Term Loan,
5.37%, (1-month SOFR + 1.75%), 10/08/31 .............. United States 913,864 919,580
1,892,752
a a a a a a
b
Media 2.6%
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan, 9.93%, (3-month SOFR + 6%), 4/19/30 ........ United States 540,815 455,250
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan, 6.627%, (1-month SOFR + 3; 3-month SOFR + 3),
3/24/31 ......................................... United States 1,674,585 1,652,866
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 722,888 725,960
COGECO Financing 2 LP, First Lien, CME Term Loan, B, 6.267%,
(1-month SOFR + 2.5%), 9/01/28 ...................... United States 1,676,916 1,488,263
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 691,381 696,566
Outfront Media Capital LLC, First Lien, CME Term Loan, 5.358%,
(1-month SOFR + 1.75%), 9/24/32 ..................... United States 1,200,000 1,204,650
Virgin Media Bristol LLC, First Lien, CME Term Loan, Y, 6.967%,
(6-month SOFR + 3.175%), 3/31/31 .................... United States 1,000,000 902,855
7,126,410
a a a a a a
b
Metals & Mining 0.9%
AMG Critical Materials NV, First Lien, Initial CME Term Loan,
7.235%, (1-month SOFR + 3.5%), 11/30/28 .............. Netherlands 489,770 492,677
Arsenal AIC Parent LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 6.402%, (1-month SOFR + 2.75%), 8/19/30 ....... United States 574,310 577,360
TMS International Corp., First Lien, New CME Term Loan, B7,
7.136%, (1-month SOFR + 3.5; 3-month SOFR + 3.5), 3/04/30 United States 1,459,133 1,466,436
2,536,473
a a a a a a
b
Oil, Gas & Consumable Fuels 3.9%
BCP Renaissance Parent LLC, First Lien, Initial CME Term Loan,
B6, 5.95%, (3-month SOFR + 2.25%), 10/31/31 ........... United States 1,526,831 1,526,831
Buckeye Partners LP, First Lien, 2025 CME Term Loan, B7,
5.37%, (1-month SOFR + 1.75%), 11/22/32 .............. United States 993,326 999,540
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 1,722,243 1,720,788
GIP Pilot Acquisition Partners LP, First Lien, CME Term Loan, B,
5.641%, (3-month SOFR + 2%), 5/19/33 ................ United States 1,217,735 1,219,257
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 5.353%,
(1-month SOFR + 1.75%), 2/11/30 ..................... United States 678,857 680,554
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 5.858%, (1-month SOFR + 2.25%), 10/05/28 United States 1,888,031 1,893,591

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 2,870,132 $ 2,883,292
10,923,853
a a a a a a
Paper & Forest Products 0.6%
b
Magnera Corp., First Lien, CME Term Loan, 7.87%, (1-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,798,917 1,780,928
b
Passenger Airlines 2.0%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 1,476,833 1,472,749
American Airlines, Inc., First Lien, Initial CME Term Loan, 5.907%,
(3-month SOFR + 2.25%), 6/04/29 ..................... United States 2,884,141 2,847,311
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.45%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 1,372,000 1,350,734
5,670,794
a a a a a a
Personal Care Products 0.5%
b
OPAL US LLC, First Lien, CME Term Loan, B4, 6.7%, (3-month
SOFR + 3%), 4/28/32 ............................... United States 1,492,500 1,495,433
b
Pharmaceuticals 0.8%
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2,
5.87%, (1-month SOFR + 2.25%), 5/05/28 ............... United States 2,536 2,549
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan, 5.87%, (1-month SOFR + 2.25%), 5/19/31 .......... United States 1,065,304 1,067,110
Perrigo Investments LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 5.62%, (1-month SOFR + 2%), 4/20/29 ........... United States 690,948 691,093
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.156%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 684,491 686,004
2,446,756
a a a a a a
b
Professional Services 1.1%
Creative Artists Agency LLC, First Lien, CME Term Loan, 6.384%,
(12-month SOFR + 2.5%), 10/01/31 .................... United States 496,253 498,424
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan, 6.37%, (1-month SOFR + 2.75%), 6/02/31 ...... United States 1,970,137 1,899,616
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.184%,
(3-month SOFR + 4.25%), 3/06/28 ..................... United States 833,831 286,975
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 7.376%, (6-month SOFR + 3.75%), 7/18/31 ......... United States 479,370 312,070
2,997,085
a a a a a a
b
Real Estate Management & Development 0.3%
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan, 6.37%, (1-month SOFR + 2.75%), 1/31/30 ...... United States 339,000 341,683
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3, 6.173%, (3-month SOFR + 2.5%), 8/21/30 ............ United States 491,288 493,744
835,427
a a a a a a
b
Semiconductors & Semiconductor Equipment 1.7%
Altar Bidco, Inc., Second Lien, Initial CME Term Loan, 9.108%,
(12-month SOFR + 5.6%), 2/01/30 ..................... United States 2,872,500 2,710,031
MKS Instruments, Inc., First Lien, 2026-1 Dollar CME Term Loan,
B, 5.395%, (1-month SOFR + 1.75%), 2/04/33 ............ United States 33,428 33,604

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Semiconductors & Semiconductor Equipment (continued)
Qnity Electronics, Inc., First Lien, Initial CME Term Loan, 5.666%,
(3-month SOFR + 2%), 10/29/32 ...................... United States 1,995,000 $ 2,005,803
4,749,438
a a a a a a
b
Software 9.7%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.12%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 984,295 987,371
Boxer Parent Co., Inc., Second Lien, Initial CME Term Loan,
9.413%, (3-month SOFR + 5.75%), 7/30/32 .............. United States 2,000,000 1,710,000
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 6.95%, (3-month SOFR + 3.25%), 7/06/29 .......... United States 1,962,613 950,395
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 3/21/31 ........ United States 965,274 909,771
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.95%, (3-month SOFR + 3.25%), 8/16/32 ........ United States 1,183,428 1,110,777
Cloudera, Inc., Second Lien, Initial CME Term Loan, 9.752%,
(1-month SOFR + 6%), 10/10/29 ...................... United States 2,000,000 1,528,330
ConnectWise LLC, First Lien, Initial CME Term Loan, 7.461%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 1,329,489 1,254,466
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.37%, (1-month SOFR + 1.75%), 4/16/32 United States 1,290,250 1,280,709
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan, 6.152%, (1-month SOFR + 2.5%), 1/30/32 .......... United States 2,352,349 2,269,134
IGT Holding IV AB, First Lien, CME Term Loan, B8, 6.7%,
(3-month SOFR + 3%), 9/02/31 ....................... Sweden 2,928,000 2,910,930
McAfee Corp., First Lien, CME Term Loan, B1, 6.652%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 2,955,792 2,692,933
Open Text Corp., First Lien, CME Term Loan, B, 5.37%, (1-month
SOFR + 1.75%), 1/31/30 ............................ Canada 690,521 681,317
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.7%, (3-month SOFR + 3%), 8/31/28 .................. United States 1,935,253 1,892,677
Rocket Software, Inc., First Lien, CME Term Loan, 7.402%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 2,509,843 2,448,540
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 2,589,346 2,505,956
Vision Solutions, Inc., First Lien, New CME Term Loan, B,
7.925%, (3-month SOFR + 4%), 4/24/28 ................ United States 1,803,889 1,392,602
26,525,908
a a a a a a
b
Specialty Retail 5.1%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.12%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 490,065 483,905
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 6.686%,
(3-month SOFR + 3%), 9/17/32 ....................... United States 1,612,881 1,616,914
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
6.87%, (1-month SOFR + 3.25%), 1/23/32 ............... United States 2,853,130 2,871,718
Johnstone Supply LLC, First Lien, CME Term Loan, B, 5.899%,
(1-month SOFR + 2.25%), 6/09/31 ..................... United States 984,994 987,102
Petco Health & Wellness Co., Inc., First Lien, 2026 CME Term
Loan, 7.95%, (3-month SOFR + 4.25%), 1/31/31 .......... United States 1,000,000 976,820
PetSmart LLC, First Lien, Initial CME Term Loan, 7.584%,
(1-month SOFR + 4%), 8/18/32 ....................... United States 1,544,468 1,543,024
RealTruck Group, Inc., First Lien, New Money CME Term Loan,
9.402%, (12-month SOFR + 5.75%), 1/31/31 ............. United States 448,104 459,418
RealTruck Group, Inc., First Lien, Second-Out CME Term Loan,
B, 9.898%, (3-month SOFR + 6%), 1/31/31 .............. United States 1,984,810 1,296,746

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Specialty Retail (continued)
Upbound Group, Inc., First Lien, 2025 CME Term Loan, 6.425%,
(3-month SOFR + 2.75%), 8/19/32 ..................... United States 1,243,750 $ 1,247,898
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.899%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,286,210 2,275,317
13,758,862
a a a a a a
b
Textiles, Apparel & Luxury Goods 1.2%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.382%, (3-month SOFR + 2.75%), 9/13/32 .............. United States 100,842 101,561
Canada Goose, Inc., First Lien, 2025 Refinancing CME Term
Loan, 7.136%, (3-month SOFR + 3.5%), 8/23/32 .......... Canada 743,538 747,100
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.163%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,964,875 1,384,991
Samsonite IP Holdings SARL, First Lien, Initial CME Term Loan,
B, 5.373%, (1-month SOFR + 1.75%), 11/08/32 ........... United States 968,117 970,939
3,204,591
a a a a a a
b
Trading Companies & Distributors 0.7%
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.87%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 1,462,799 1,477,062
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.652%, (1-month SOFR + 2%), 4/30/32 ................ United States 469,274 469,389
1,946,451
a a a a a a
Water Utilities 0.2%
b
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.895%, (1-month SOFR + 2.25%), 10/01/32 ............. United States 497,216 500,115
b
Wireless Telecommunication Services 1.2%
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.12%, (1-month SOFR + 4.5%), 9/13/29 ........... United Kingdom 1,849,216 1,858,675
Crown Subsea Communications Holding, Inc., First Lien, 2026
CME Term Loan, 6.652%, (1-month SOFR + 3%), 1/30/31 ... United States 1,485,000 1,496,798
3,355,473
a a a a a a
Total Senior Floating Rate Interests (Cost $250,325,978) .......................
240,662,721
Total Long Term Investments (Cost $271,197,526) .............................
261,044,524
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.3%
e,f
Putnam Short Term Investment Fund, Class P, 3.801% ....... United States 6,422,686 6,422,686
Total Management Investment Companies (Cost $6,422,686) ...................
6,422,686
Total Short Term Investments (Cost $6,422,686 ) ...............................
6,422,686
a
Total Investments (Cost $277,620,212) 96.3% .................................
$267,467,210
Other Assets, less Liabilities 3.7% ...........................................
10,233,433
Net Assets 100.0% .........................................................
$277,700,643
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2026, the Fund had the following credit default swap contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $20,381,803, representing 7.3% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Income may be received in additional securities and/or cash.
d
A portion or all of the security purchased on a delayed delivery basis.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 14,375,000 $ 1,319,872 $ 795,856 $ 524,016
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,319,872 $795,856 $524,016
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
See Abbreviations on page 16 .

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Floating Rate Income Fund
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $12,863,117 $24,861,031 $(31,301,462) $— $— $6,422,686 6,422,686 $74,738
Total Affiliated Securities ... $12,863,117 $24,861,031 $(31,301,462) $— $— $6,422,686 $74,738
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 20,381,803 $ — $ 20,381,803
Senior Floating Rate Interests ............... — 240,662,721 — 240,662,721
Short Term Investments ................... 6,422,686 — — 6,422,686
Total Investments in Securities ........... $6,422,686 $261,044,524 $— $267,467,210
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Floating Rate Income Fund
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Swap Contracts ......................... $— $524,016 $— $524,016
Total Other Financial Instruments ......... $— $524,016 $— $524,016
a
For detailed categories, see the accompanying Schedule of Investments.
Cu r rency
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.